INVESTMENTS IN BLUE SPHERE PAVIA (Details Narrative)				3 Months Ended		6 Months Ended			7 Months Ended		12 Months Ended
	Aug. 14, 2015 USD ($)	Jul. 17, 2015 USD ($)	Jul. 17, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2015 USD ($)	Dec. 14, 2015 USD ($)	Dec. 14, 2015 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 14, 2015 EUR (€)	Dec. 08, 2015 USD ($)	Dec. 02, 2015 USD ($)	Aug. 18, 2015 USD ($)	Aug. 14, 2015 EUR (€)	May 14, 2015	Apr. 08, 2015
Ownership percentage																				30.00%
Repayment of debt				$ 1,241,000	$ 7,000	$ 1,022,000		$ 963,000			$ 1,081,000	$ 473,000	$ 183,000
Director [Member]
Debt amount																$ 80,000
Performance EBITDA Guarantee [Member]
Monthly EBITDA		$ 204,147
Annual EBITDA		$ 4,082,946
Palas Promissory Note [Member]
Promissory note amount															$ 129,146		$ 211,041
Minimum [Member]
Ownership percentage											20.00%
Maximum [Member]
Ownership percentage											50.00%
Euro | Performance EBITDA Guarantee [Member]
Monthly EBITDA | €			€ 188,000
Annual EBITDA | €			€ 3,760,000
Euro | Palas Promissory Note [Member]
Promissory note amount															$ 118,000		$ 188,000
Share Purchase Agreement [Member]
Ownership percentage									100.00%					100.00%					100.00%
Purchase price									$ 5,646,628
Amount paid at closing									$ 2,143,181
Percentage of purchase price paid at closing									50.00%					50.00%
Share Purchase Agreement [Member] | Euro
Purchase price | €										€ 5,200,000
Amount paid at closing | €										€ 1,952,858
Share Purchase Agreement [Member] | Helios Loan Agreement [Member]
Amount available under loan agreement	$ 5,646,628
Financed investment intial SPVS (percent)	90.00%																	90.00%
Financed investment subsequentled acquired SPVs (percent)	80.00%																	80.00%
Required repayment of loan andd broker fees (percent)	10.00%																	10.00%
Debt interest rate	14.50%																	14.50%
Number of days after closing	90 days
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Minimum [Member]
Financed investment SPVS, no repayment (percent)	70.00%																	70.00%
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Maximum [Member]
Financed investment SPVS, no repayment (percent)	80.00%																	80.00%
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Euro
Amount available under loan agreement | €																		€ 5,000,000
Share Purchase Agreement [Member] | Long Term Mezzanine Loan Agreement [Member]
Debt amount									$ 3,149,081
Repayment of debt						$ 342,192
Share Purchase Agreement [Member] | Long Term Mezzanine Loan Agreement [Member] | Euro
Debt amount | €														€ 2,900,000
Repayment of debt | €							€ 310,204